Fair Value of Financial Instruments - Narrative (Details) - USD ($)	1 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended
	Sep. 25, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Convertible note warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants expiration period from IPO				5 years
ArcLight
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance in investments held in trust account			$ 1,000	$ 1,000
Derivative warrant liabilities	$ 16,090,000
Change in fair value of derivative warrant liabilities		$ 73,300,000	33,220,000
Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unamortized debt discount and issuance costs		93,322,000	97,058,000	97,058,000
Convertible Notes | Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible debt		376,100,000	365,900,000	365,900,000
Convertible Notes | Carrying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible debt		$ 112,400,000	$ 106,400,000	$ 106,400,000